Reclassification out of accumulated other comprehensive income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Reclassification adjustment for (gains) losses included in net income (loss)	$ 7,718	[1]	$ 0	[1]	$ 0
Income Tax Expense Benefit	58,279		(251,327)		(26,403)
Net Income	(313,490)		599,327		245,275
Reclassification Out Of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net Income	(9,386)		(14,356)		(29,488)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income Loss From Continuing Operations Before Income Taxes Extraordinary Items Noncontrolling Interest	4,705		(24,674)		(24,959)
Income Tax Expense Benefit	(1,835)		7,402		7,048
Net Income	2,870		(17,272)		(17,911)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member] | Defined Benefit Plan Amortization Of Gains Losses [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Personnel costs	8,505		(24,674)		(25,159)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member] | Defined Benefit Plan Amortization Of Prior Service Cost Credit [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Personnel costs	(3,800)		0		200
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain Loss [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income Loss From Continuing Operations Before Income Taxes Extraordinary Items Noncontrolling Interest	(870)		2,110		(1,707)
Income Tax Expense Benefit	48		(317)		13
Net Income	(822)		1,793		(1,694)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain Loss [Member] | Realized Gain Loss On Sale Of Investments Securities [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net Gain Loss And Valuation Adjustments On Investment Securities	(870)		2,110		(1,707)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income Loss From Continuing Operations Before Income Taxes Extraordinary Items Noncontrolling Interest	(6,091)		1,839		(14,119)
Income Tax Expense Benefit	2,375		(716)		4,236
Net Income	(3,716)		1,123		(9,883)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Forward Contracts [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Mortgage banking activities	(6,091)		1,839		(14,119)
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Translation Adjustment
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income Loss From Continuing Operations Before Income Taxes Extraordinary Items Noncontrolling Interest	(7,718)		0		0
Income Tax Expense Benefit	0		0		0
Net Income	(7,718)		0		0
Reclassification Out Of Accumulated Other Comprehensive Income [Member] | Accumulated Translation Adjustment | Cumulative Translation Adjustment Reclassified Into Earnings [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Noninterest Income Other Operating Income	$ (7,718)		$ 0		$ 0

[1]	All amounts presented are net of tax.